Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
Fair Value Measurements on a Recurring Basis
In connection with the 2012 CMBS Loan, the Company entered into an interest rate cap with a notional amount of $48.7 million as a method to limit the volatility of the floating rate component of the first mortgage loan. This interest rate cap had a nominal fair market value at March 31, 2013 and December 31, 2012.
Fair Value Measurements on a Nonrecurring Basis
The following tables present losses related to the Company’s assets and liabilities that were measured at fair value on a nonrecurring basis during the three months ended March 31, 2013 and 2012 aggregated by the level in the fair value hierarchy within which those measurements fall (in thousands):

	MARCH 31, 2013
		REMAINING FAIR VALUE			THREE MONTHS ENDED MARCH 31, 2013
	CARRYING VALUE	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL LOSSES
Long-lived assets held and used	$4,434	$—	$3,383	$1,051	$1,082

	MARCH 31, 2012
		REMAINING FAIR VALUE			THREE MONTHS ENDED MARCH 31, 2012
	CARRYING VALUE	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL LOSSES
Long-lived assets held and used	$864	$—	$650	$214	$3,884

The Company recorded $1.1 million and $3.9 million of impairment charges as a result of the fair value measurement on a nonrecurring basis of its long-lived assets held and used during the three months ended March 31, 2013 and 2012, respectively, primarily related to certain specifically identified restaurant locations that have, or are scheduled to be, relocated or closed or are under-performing. The impaired long-lived assets had $4.4 million and $0.9 million of remaining fair value at March 31, 2013 and 2012, respectively. Restaurant closure and related expenses of $0.8 million and $0.5 million were recognized for the three months ended March 31, 2013 and 2012, respectively.  Impairment losses for long-lived assets held and used and restaurant closure and related expenses were recognized in Provision for impaired assets and restaurant closings in the Consolidated Statements of Operations and Comprehensive Income.
The Company primarily used third-party market appraisals (Level 2) and discounted cash flow models (Level 3) to estimate the fair value of the long-lived assets included in the tables above.  Projected future cash flows, including discount rate and growth rate assumptions, are derived from current economic conditions, expectations of management and projected trends of current operating results.
The following table presents quantitative information related to the range of unobservable inputs used in the Company’s Level 3 fair value measurements for the impairment losses incurred in the three months ended March 31, 2013 and 2012:

	THREE MONTHS ENDED MARCH 31,
UNOBSERVABLE INPUT	2013	2012
Weighted-average cost of capital	9.5%	11.2%
Long-term growth rates	2.0%	3.0%
Annual revenue growth rates (1)	2.4% - 3.0%	(8.7)% - 3.0%
________________

(1)	Weighted averages of the annual revenue growth rates unobservable input range for the three months ended March 31, 2013 and 2012 were 2.6% and 2.4%, respectively.
The Company performed its annual goodwill and other indefinite-lived intangible assets impairment test during the second quarter of 2012 and did not have any impairment charges.
Interim Disclosures about Fair Value of Financial Instruments
The Company’s non-derivative financial instruments at March 31, 2013 and December 31, 2012 consist of cash equivalents, restricted cash, accounts receivable, accounts payable and current and long-term debt.  The fair values of cash equivalents, restricted cash, accounts receivable and accounts payable approximate their carrying amounts reported in the Consolidated Balance Sheets due to their short duration.  The fair value of OSI’s senior secured term loan B facility is determined based on quoted market prices in inactive markets. The fair value of New PRP’s commercial mortgage-backed securities is based on assumptions derived from current conditions in the real estate and credit markets, changes in the underlying collateral and expectations of management.  Fair value estimates for other notes payable are derived using a discounted cash flow approach. Discounted cash flow inputs primarily include cost of debt rates which are used to derive the present value factors for the determination of fair value. These inputs represent assumptions impacted by economic conditions and management expectations and may change in the future based on period-specific facts and circumstances.
The following tables include the carrying value and fair value of the Company’s financial instruments at March 31, 2013 and December 31, 2012 aggregated by the level in the fair value hierarchy in which those measurements fall (in thousands):

	MARCH 31, 2013
		FAIR VALUE
	CARRYING VALUE	LEVEL 1	LEVEL 2	LEVEL 3
Senior secured term loan B facility (1)	$975,000	$—	$985,969	$—
Mortgage loan (2)	317,621	—	—	334,927
First mezzanine loan (2)	86,800	—	—	90,133
Second mezzanine loan (2)	87,103	—	—	91,284
Other notes payable (1)	7,213	—	—	6,738

	DECEMBER 31, 2012
		FAIR VALUE
	CARRYING VALUE	LEVEL 1	LEVEL 2	LEVEL 3
Senior secured term loan B facility (1)	$1,000,000	$—	$1,010,000	$—
Mortgage loan (2)	319,574	—	—	334,678
First mezzanine loan (2)	87,048	—	—	90,371
Second mezzanine loan (2)	87,273	—	—	91,423
Other notes payable (1)	9,848	—	—	9,230
_______________

(1)	Represents obligations of OSI.

(2)	Represents obligations of New PRP.

Fair Value Measurements
Fair value is the price that would be received upon sale of an asset or paid upon transfer of a liability in an orderly transaction between market participants at the measurement date (exit price) and is a market-based measurement, not an entity-specific measurement. To measure fair value, the Company incorporates assumptions that market participants would use in pricing the asset or liability, and utilizes market data to the maximum extent possible. Measurement of fair value incorporates nonperformance risk (i.e., the risk that an obligation will not be fulfilled). In measuring fair value, the Company reflects the impact of its own credit risk on its liabilities, as well as any collateral. The Company also considers the credit standing of its counterparties in measuring the fair value of its assets.
As a basis for considering market participant assumptions in fair value measurements, a three-tier fair value hierarchy prioritizes the inputs used in measuring fair value as follows:

•	Level 1—Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access;

•	Level 2—Inputs, other than the quoted market prices included in Level 1, which are observable for the asset or liability, either directly or indirectly; and

•	Level 3—Unobservable inputs for the asset or liability, which are typically based on an entity’s own assumptions, as there is little, if any, related market data available.
In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.
Fair Value Measurements on a Recurring Basis
The Company invested $37.7 million of its excess cash in money market funds classified as Cash and cash equivalents or restricted cash in its Consolidated Balance Sheet as of December 31, 2011, at a net value of 1:1 for each dollar invested. The fair value of the investment in the money market funds is determined by using quoted prices for identical assets in an active market. As a result, the Company has determined that the inputs used to value this investment fall within Level 1 of the fair value hierarchy. The amount of excess cash invested in money market funds at December 31, 2012 was immaterial to the Company’s consolidated financial statements.
In connection with the 2012 CMBS Loan, New PRP entered into an interest rate cap with a notional amount of $48.7 million as a method to limit the volatility of the floating rate component of the first mortgage loan. Additionally, the Company used an interest rate cap with a notional amount of $775.7 million as a method to limit the volatility of PRP’s variable-rate CMBS Loan, which was terminated in June 2012 (see Note 15). The interest rate caps had nominal fair market value at December 31, 2012 or 2011, respectively, and therefore were excluded from the applicable tables within this footnote.
The following table presents the Company’s money market funds measured at fair value on a recurring basis as of December 31, 2011, aggregated by the level in the fair value hierarchy within which those measurements fall (in thousands):

	TOTAL
	DECEMBER 31, 2011	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Money market funds - cash equivalents	$30,208	$30,208	$—	$—
Money market funds - restricted cash	7,499	7,499	—	—
Total recurring fair value measurements	$37,707	$37,707	$—	$—

Fair Value Measurements on a Nonrecurring Basis
The Company periodically evaluates long-lived assets held for use whenever events or changes in circumstances indicate that the carrying amount of those assets may not be recoverable. The Company analyzes historical and expected future cash flows of operating locations as well as lease terms, condition of the assets and related need for repairs and maintenance. Impairment loss is recognized to the extent that the fair value of the assets is less than the carrying value.
The following tables present losses related to the Company’s assets and liabilities that were measured at fair value on a nonrecurring basis during the years ended December 31, 2012 and 2011, aggregated by the level in the fair value hierarchy within which those measurements fall (in thousands):

	YEAR ENDED
	DECEMBER 31, 2012	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL LOSSES
Long-lived assets held and used	$6,178	$—	$3,585	$2,593	$10,584

	YEAR ENDED
	DECEMBER 31, 2011	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL LOSSES
Long-lived assets held and used	$30,840	$29,455	$—	$1,385	$11,593

The Company recorded $10.6 million, $11.6 million and $2.2 million of impairment charges as a result of the fair value measurement on a nonrecurring basis of its long-lived assets held and used during the years ended December 31, 2012, 2011 and 2010, respectively, primarily related to certain specifically identified restaurant locations that have, or are scheduled to be, closed, relocated or renovated or are under-performing.  The impaired long-lived assets had $6.2 million and $30.8 million of remaining fair value at December 31, 2012 and 2011, respectively. Restaurant closure and related expenses of $2.4 million, $2.4 million and $3.0 million were recognized for the years ended December 31, 2012, 2011 and 2010, respectively. Impairment losses for long-lived assets held and used and restaurant closure and related expenses were recognized in Provision for impaired assets and restaurant closings in the Consolidated Statement of Operations and Comprehensive Income.
The Company used quoted prices from brokers (Level 1), third-party market appraisals (Level 2) and discounted cash flow models (Level 3) to estimate the fair value of the long-lived assets included in the tables above.  Projected future cash flows, including discount rate and growth rate assumptions, are derived from current economic conditions, expectations of management and projected trends of current operating results.  As a result, the Company has determined that the majority of the inputs used to value its long-lived assets held and used are unobservable inputs that fall within Level 3 of the fair value hierarchy.
The following table presents quantitative information related to the unobservable inputs used in the Company’s Level 3 fair value measurements for the impairment loss incurred in the year ended December 31, 2012:

UNOBSERVABLE INPUT	RANGE
Weighted-average cost of capital (1)	9.5% - 11.2%
Long-term growth rates	3.0%
Annual revenue growth rates (2)	(8.7)% - 4.3%
____________________

(1)	Weighted average of the costs of capital unobservable input range for the year ended December 31, 2012 was 10.8%.

(2)	Weighted average of the annual revenue growth rate unobservable input range for the year ended December 31, 2012 was 2.6%.
During the years ended December 31, 2012, 2011 and 2010 the Company did not incur any goodwill and other indefinite-lived intangible asset impairment charges as a result of fair value measurements on a nonrecurring basis.
Fair Value of Financial Instruments
Disclosure of fair value information about financial instruments, whether or not recognized in the Consolidated Balance Sheets, is required for those instruments for which it is practical to estimate that value. Fair value is a market-based measurement.
The Company’s non-derivative financial instruments at December 31, 2012 and 2011 consist of cash equivalents, restricted cash, accounts receivable, accounts payable and current and long-term debt.  The fair values of cash equivalents, restricted cash, accounts receivable and accounts payable approximate their carrying amounts reported in the Consolidated Balance Sheets due to their short duration.
The fair value of OSI’s senior secured term loan B facility is determined based on quoted market prices in inactive markets. The fair value of New PRP’s commercial mortgage-backed securities is based on assumptions derived from current conditions in the real estate and credit environments, changes in the underlying collateral and expectations of management.  Fair value estimates for other notes payable are derived using a discounted cash flow approach. Discounted cash flow inputs primarily include cost of debt rates which are used to derive the present value factors for the determination of fair value. These inputs represent assumptions impacted by economic conditions and management expectations and may change in the future based on period-specific facts and circumstances.
The following table includes the carrying value and fair value of the Company’s financial instruments at December 31, 2012 aggregated by the level in the fair value hierarchy in which those measurements fall (in thousands):

	DECEMBER 31, 2012
		FAIR VALUE
	CARRYING VALUE	LEVEL 1	LEVEL 2	LEVEL 3
Senior secured term loan B facility (1)	$1,000,000	$—	$1,010,000	$—
Mortgage loan (2)	319,574	—	—	334,678
First mezzanine loan (2)	87,048	—	—	90,371
Second mezzanine loan (2)	87,273	—	—	91,423
Other notes payable (1)	9,848	—	—	9,230
____________________

(1)	Represents obligations of OSI.

(2)	Represents obligations of New PRP.
The carrying amounts of PRP’s commercial mortgage-backed securities loan and OSI’s Other notes payable and Guaranteed debt approximated fair value at December 31, 2011. The fair value of OSI’s senior secured credit facilities and senior notes was determined based on quoted market prices in inactive markets. The following table includes the carrying value and fair value of OSI’s senior secured credit facilities and senior notes at December 31, 2011 (in thousands):

	DECEMBER 31, 2011
	CARRYING VALUE	FAIR VALUE
Senior secured term loan facility	$1,014,400	$953,536
Senior secured pre-funded revolving credit facility	33,000	31,020
Senior notes	248,075	254,277